Summary of Significant Accounting Policies (Details)		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
voting power percentage		50.00%
Allowances for uncollectible amounted receivable		$ 2,146,679	$ 1,771,761
Inventory reserve		259,621	31,527
Allowances for uncollectible amounted to suppliers		3,138	449,517
Impairment loss			1,018,870	¥ 6,856,458
Impairment of fixed assets		400,000			$ 4,300,000
Long term investment in equity investee balance		2,337,451	2,503,944
Investment loss		95,031	46,209
Shipping and handling expenses		55,045	151,500		$ 367,873
Related grants		490,560
Deferred grants		191	18,563
Value added tax percentage	13.00%
Cash and cash equivalents		$ 4,161	$ 11,631
Insurance regulation (in Yuan Renminbi) | ¥				¥ 500,000
FDIC insurance limits (in Shares) | shares		100,000
FDIC insurance limits		$ 1,403
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		29.00%	24.00%	24.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		21.00%	18.00%	18.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		12.00%	11.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			21.00%	21.00%	11.00%
One Suppliers [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		10.00%	19.00%	19.00%	53.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		30.00%	35.00%	35.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		22.00%	26.00%	26.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Three Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		10.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		$ 1,314,636	$ 97,554
Shexian Ruibo [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investment in equity investee balance		$ 2,337,451	$ 2,503,944
Ownership interest, percentage			41.67%	41.67%